Report of Independent Registered Public Accounting Firm
To the Board of Directors of iShares, Inc. and Shareholders of each of the forty-five funds listed in Appendix A
In planning and performing our audits of the financial statements of the funds listed in Appendix A (hereafter collectively referred to as the "Funds") as of and for the year ended August 31, 2026, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB1), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.
In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.
A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of August 31, 2026.
This report is intended solely for the information and use of the Board of Directors of iShares, Inc. and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
Appendix
iShares, Inc.
1. iShares MSCI Hong Kong ETF
2. iShares MSCI Japan Small-Cap ETF
3. iShares MSCI Malaysia ETF
4. iShares MSCI Pacific ex Japan ETF
5. iShares MSCI Singapore ETF
6. iShares MSCI Taiwan ETF
7. iShares MSCI Thailand ETF
8. iShares Currency Hedged MSCI Emerging Markets ETF
9. iShares MSCI Emerging Markets ETF
10. iShares MSCI Australia ETF
11. iShares MSCI Brazil ETF
12. iShares MSCI Canada ETF
13. iShares MSCI Chile ETF
14. iShares MSCI Israel ETF
15. iShares MSCI Japan ETF
16. iShares MSCI Mexico ETF
17. iShares MSCI South Africa ETF
18. iShares MSCI South Korea ETF
19. iShares MSCI Turkey ETF
20. iShares MSCI USA Equal Weighted ETF
21. iShares Core MSCI Emerging Markets ETF
22. iShares Emerging Markets Equity Factor ETF
23. iShares ESG Aware MSCI EM ETF
24. iShares MSCI BIC ETF
25. iShares MSCI Emerging Markets Asia ETF
26. iShares MSCI Emerging Markets ex China ETF
27. iShares MSCI Emerging Markets Min Vol Factor ETF
28. iShares MSCI Emerging Markets Small-Cap ETF
29. iShares MSCI Global Min Vol Factor ETF
30. iShares MSCI Austria ETF
31. iShares MSCI Belgium ETF
32. iShares MSCI Eurozone ETF
33. iShares MSCI France ETF
34. iShares MSCI Germany ETF
35. iShares MSCI Italy ETF
36. iShares MSCI Netherlands ETF
37. iShares MSCI Spain ETF
38. iShares MSCI Sweden ETF
39. iShares MSCI Switzerland ETF
40. iShares MSCI Agriculture Producers ETF
41. iShares MSCI Global Gold Miners ETF
42. iShares MSCI Global Metals & Mining Producers ETF
43. iShares MSCI Global Silver and Metals Miners ETF
44. iShares MSCI World ETF
45. iShares MSCI Russia ETF